CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 710	$ 1,008
Financial assets	80	167
Accounts and other receivable, net	1,207	1,337
Inventory, net	15	52
Other assets	271	371
Current Assets	2,283	2,935
Non-Current Assets
Financial assets	446	186
Accounts and other receivable, net	1,951	1,892
Other assets	272	256
Property, plant and equipment	198	2,480
Deferred income tax assets	261	197
Intangible assets	5,807	5,966
Equity accounted investments	185	198
Goodwill	5,025	4,988
Total assets	16,428	19,098
Current Liabilities
Accounts payable and other	2,264	2,990
Non-recourse borrowings in subsidiaries of the company	121	111
Exchangeable and class B shares	2,432	1,709
Current Liabilities	4,817	4,810
Non-Current Liabilities
Accounts payable and other	821	2,286
Non-recourse borrowings in subsidiaries of the company	7,723	8,379
Deferred income tax liabilities	969	988
Total liabilities	14,330	16,463
Equity
Brookfield Business Partners	(679)	(59)
Non-controlling interests	2,777	2,694
Total equity	2,098	2,635
Total liabilities and equity	$ 16,428	$ 19,098